GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combination, Goodwill [Abstract]
GOODWILL

NOTE 6 – GOODWILL

	March 31, 2017	December 31, 2016

Goodwill	$37,894	$37,894

Goodwill is generated from the acquisition of net assets from Rawkin Bliss, LLC by the Company’s wholly owned subsidiary Rawkin Juice, Inc. No impairment loss on Goodwill was recognized for the three months ended March 31, 2017, nor the year ended December 31, 2016.

NOTE 6 – GOODWILL

	Year Ended December 31,
	2016	2015

Goodwill	$37,894	$-

Goodwill was generated from the acquisition of net assets from Rawkin Bliss LLC by the Company’s wholly owned subsidiary Rawkin Juice Inc. No impairment loss on Goodwill was recognized for the year ended December 31, 2016.